Non-current Assets Held for Sale and Discontinued Operations - Assets, Liabilities and Equity of Disposal Group Classified as Held for Sale (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Cash and cash equivalents	$ 8,035,714	$ 271,110	$ 7,571,366
Accounts receivable	4,015,734	135,484	4,140,246
Other receivables	56,716	1,914	57,411
Inventories	1,929,239	65,089	1,877,982
Other current financial assets			1,600
Property, plant and equipment, net	15,265,311	515,024	13,497,218	$ 455,372	$ 14,211,560
Refundable deposits	21,342	720	21,321
Other non-current assets	35,474	1,197	181,692
Assets of disposal group classified as non-current assets for sale			3,105,071
Accounts payable	687,960	23,210	825,062
Other payables	1,980,182	66,808	1,412,054
Receipts in advance	5,209	176	1,324
Bank loans - current portion	2,143,168	72,307	1,062,285
Lease payable - current	11,785	398	11,291
Other current liabilities	31,275	1,055	43,676
Bank loans - non-current	7,498,853	252,998	9,687,720
Lease payable - non-current	18,057	609	29,311
Long-term deferred revenue	24,898	840
Guarantee deposits	$ 1,371	$ 46	1,404
Liabilities of disposal group classified as liabilities directly related to non-current assets held for sale			587,639
Foreign currency translation reserve			287,645
Non-current assets held for sale [member]
Noncurrent assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Cash and cash equivalents			389,897
Accounts receivable			230,523
Other receivables			202,909
Inventories			136,842
Prepayments			15,943
Other current financial assets			1,193
Property, plant and equipment, net			2,033,968
Refundable deposits			113
Prepaid rent - non-current portion			82,291
Other non-current assets			11,392
Accounts payable			98,973
Other payables			177,178
Receipts in advance			6,687
Bank loans - current portion			7,614
Lease payable - current			27,702
Other current liabilities			34,276
Bank loans - non-current			106,461
Lease payable - non-current			27,702
Long-term deferred revenue			100,395
Guarantee deposits			$ 651